EMPLOYEE BENEFITS EXPENSE	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS EXPENSE
EMPLOYEE BENEFITS EXPENSE

20.    EMPLOYEE BENEFITS EXPENSE

	For the years ended December 31,
	2020	2019	2018
Salaries and wages	$10,536,409	$9,583,936	$8,477,335
Pension plan and employment insurance	506,025	458,276	418,303
Contribution to defined contribution pension plan	198,342	182,449	170,358
Health benefits	765,948	651,269	476,217
Cash-based employee expenses	$12,006,724	$10,875,930	$9,542,213
Employee termination expenses	—	26,050	761,354
Share-based payments	4,905,812	3,189,808	3,292,877
Total employee expenses	$16,912,536	$14,091,788	$13,596,444